Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

13. Segment Information

The Group currently operates and manages its business in two principal business segments globally—advertising and marketing services and other services. Information regarding the business segments provided to the Group’s chief operating decision makers (“CODM”), its Chief Executive Officer, is at the revenue level and the Group currently does not allocate operating costs or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.

The following is a summary of the Group’s revenues:

Revenues	Advertising & Marketing	Other	Total
	(In thousand)

Year ended December 31, 2013	$148,426	$39,887	$188,313

Year ended December 31, 2014	$264,782	$69,390	$334,172

Year ended December 31, 2015	$402,415	$75,476	$477,891